Remuneration of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Remuneration and other benefits paid to key management personnel
Fixed remuneration	$ 5,404	$ 6,068	$ 5,625
Variable remuneration	254		3,710
Contributions to pension plans and insurance policies	350	379	215
Share-based compensation	4,882	1,777	1,738
Termination benefits	1,147	2,284
Other remuneration	7	23	17
Total	12,044	10,531	11,305
Key management personnel
Remuneration and other benefits paid to key management personnel
Loans and advances granted	$ 0	$ 0	$ 0